UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
        April 1, 2018 to June 30, 2018
        Date of Report (Date of earliest event reported): July 23, 2018
        Commission File Number of securitizer: __________
        Central Index Key Number of securitizer: 0001738424

Marc L. Klyman, (312) 609-7773
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☐ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

(Exact name of issuing entity as specified in its charter)

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(i), AGCO Finance LLC, as securitizer, has indicated by check mark that there is no activity to report in respect of asset-backed securities issued by DLL 2018-1 LLC for the reporting period.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: July 23, 2018

AGCO Finance LLC (Securitizer)

By   /s/ Amy Ventling Hester
        Name: Amy Ventling Hester
                                                                                                       Title:  Chief Executive Officer

By   /s/ James Madden
                                                                                                        Name: James Madden
                                                                                                       Title:  Director
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